Taxes (Details) - Schedule of income (loss) before income tax - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income (loss) before income tax [Abstract]
Loss before income tax expense from China	$ (13,889,029)	$ (3,280,706)	$ (4,221,025)
Loss before income tax expense from outside of China	(6,585,045)	(1,437,326)	(919,854)
Total loss before income tax provision	$ (20,474,074)	$ (4,718,032)	$ (5,140,879)